Document and Entity Information	12 Months Ended
Dec. 31, 2018 shares
Document and Entity Information [Abstract]
Document Type	40-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2018
Document Fiscal Year Focus	2018
Document Fiscal Period Focus	FY
Entity Registrant Name	Mountain Province Diamonds Inc.
Entity Central Index Key	0001004530
Current Fiscal Year End Date	--12-31
Entity Current Reporting Status	Yes
Trading Symbol	MPVD
Entity Common Stock, Shares Outstanding	210,102,476
Entity Emerging Growth Company	false